Long-Term Incentive Plan and Other Compensatory Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the stock options granted by the Company during the three months ended March 31, 2013. These options were granted to employees and board members under the Company’s Long-Term Incentive Plan.

Three Months Ended
March 31, 2013

Options Granted	Exercise Price

303,000	$0.51 - $0.53

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,153,453	5.9	$0.99	5,022,290	$0.97
$1.51 – $3.00	1,643,500	3.5	$2.20	1,570,000	$2.20
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	3.0	$5.20	70,000	$5.20

During the year ended December 31, 2010, the Company granted stock options which were valued using the assessed values of the Company’s common stock as follows:

Grant Date	Number of Options Granted	Exercise Price per Share	Black-Scholes Fair Value per Share	Intrinsic Value per Share

3/23/2006	893,842	$0.20	$0.14	$–
7/26/2006	60,000	0.20	0.14	–
2/27/2007	1,703,869	0.20	0.17	–
4/6/2007	100,000	0.20	0.16	–
5/14/2007	50,000	0.20	0.17	–
11/16/2007	92,500	0.40	0.18	–
12/17/2007	250,000	0.40	0.26	–
1/1/2008	1,226,467	0.40	0.25	–
2/12/2008	60,000	0.40	0.25	–
4/10/2008	17,505	0.40	0.34	–
4/15/2008	400,000	0.63	0.39	–
6/2/2008	15,000	0.63	0.40	–
8/11/2008	10,000	0.63	0.39	–
8/20/2008	369,861	0.63	0.39	–
9/17/2008	250,000	0.63	0.37	–
1/9/2009	15,000	0.63	0.35	–
7/27/2009	5,000	0.63	0.45	–
10/27/2009	5,000	0.96	0.68	–
2/9/2010	300,000	0.96	0.69	–
4/15/2010	128,000	0.96	0.69	–
10/8/2010	1,831,348	0.25	0.18	–

A summary of option activity under the LTIP as of December 31, 2012, and changes during the year then ended is presented below:

LTIP Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,275,555	$1.23
Granted	2,271,500	$1.41
Exercised	(35,602)	$0.43
Forfeited or expired	(644,500)	$1.24
Outstanding at December 31, 2012	7,866,953	$1.28	5.4	$463,577
Exercisable at December 31, 2012	6,662,290	$1.30	4.8	$463,577

Schedule Of Share Based Compensation Stock Warrants Activity [Table Text Block]

Additionally, the Company has issued certain compensatory warrants outside of the LTIP, in exchange for the performance of services. A summary of service provider warrant activity as of December 31, 2012, and changes during the year then ended is presented below:

Warrants to Service Providers	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,335,149	$1.52
Granted	0	—
Exercised	0	—
Forfeited or expired	(160,149)	$1.65
Outstanding at December 31, 2012	1,175,000	$1.50	1.9	$0
Exercisable at December 31, 2012	1,175,000	$1.50	1.9	$0

Schedule Of Warrants Outstanding [Table Text Block]

The following table summarizes information about compensatory warrants outstanding as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.25 – $1.50	850,000	1.9	$1.40	850,000	$1.40
$1.75	325,000	2.1	$1.75	325,000	$1.75

Schedule Of Share Based Compensation Expense [Table Text Block]

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2012	2011
Awards under the LTIP	$2,027,031	$305,180
Awards outside the LTIP	20,700	—
	$2,047,731	$305,180
Included in Statements of Operations caption as follows:
Salaries and wages	$1,389,001	$155,097
Consulting expense	275,924	64,006
General and administrative	382,806	86,077
	$2,047,731	$305,180